FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).






                         TAX-FREE FUND FOR UTAH

                           SEPTEMBER 30, 2004
                               (unaudited)


                                                                                               Rating
       Face                                                                                    Moody's/
      Amount    General Obligation Bonds (18.0%)                                                S&P                       Value (a)
--------------  -------------------------------------------------------------------------------------------------------------------

                City, County and State (5.7%)
                -------------------------------------------------------------------------

                American Fork City, Utah
$     610,000   5.00%, 12/01/14 FGIC Insured                                                   Aaa/NR                    $  646,447
      645,000   5.00%, 12/01/15 FGIC Insured                                                   Aaa/NR                       683,139

                Brian Head, Utah
      405,000   6.50%, 03/15/24                                                                NR/NR*                       468,374

                Brian Head, Utah
      530,000   5.00%, 08/01/19 XLCA  Insured                                                  Aaa/NR                       568,218

                Cedar City, Utah Special Improvement District Assessment
      235,000   5.05%, 09/01/10                                                                NR/NR*                       243,848
      215,000   5.20%, 09/01/11                                                                NR/NR*                       224,488

                Clearfield City, Utah
    2,095,000   5.125%, 02/01/18 MBIA Insured                                                 Aaa/AAA                     2,188,081

                Coral Canyon, Utah Special Service District
      580,000   5.70%, 07/15/18                                                                NR/NR*                       600,184

                Hurricane, Utah
      295,000   5.40%, 11/01/09 Radian Insured                                                  NR/AA                       326,468

                St. George, Utah
      100,000   5.375%, 08/01/21 FGIC Insured  (pre-refunded)                                 Aaa/AAA                       109,984

                Salt Lake City, Utah
      120,000   5.75%, 06/15/17 (pre-refunded)                                                 Aaa/NR                       137,760

                Washington County, Utah
    1,250,000   5.00%, 10/01/22  MBIA Insured                                                  Aaa/NR                     1,316,400

                                                                                                                      -------------
                Total City, County and State                                                                              7,513,391
                                                                                                                      -------------

                School District (12.3%)
                ------------------------------------------------------------------------

                Alpine, Utah School District
      375,000   5.00%, 03/15/12  (pre-refunded)                                                Aaa/NR                       420,446

                Carbon County, Utah School District
      800,000   5.00%, 06/15/21                                                                Aaa/NR                       839,344

                Davis County, Utah School District
      575,000   5.00%, 06/01/15                                                                Aaa/NR                       623,472
      250,000   5.10%, 06/01/16                                                                Aaa/NR                       274,710
      675,000   5.15%, 06/01/17                                                                Aaa/NR                       740,644

                Nebo, Utah School District
      440,000   5.50%, 07/01/11                                                               Aaa/AAA                       494,613
    2,000,000   5.50%, 07/01/19                                                               Aaa/AAA                     2,186,640

                North Summit County, Utah School District
      760,000   5.00%, 02/01/23                                                                Aaa/NR                       798,479
      800,000   5.00%, 02/01/24                                                                Aaa/NR                       832,072

                Rich County, Utah School District
      120,000   5.50%, 12/15/09                                                                NR/NR*                       124,134
      100,000   5.60%, 12/15/10                                                                NR/NR*                       102,624

                Salt Lake City, Utah School District
      265,000   5.00%, 03/01/21                                                                Aaa/NR                       279,225

                Tooele County, Utah  School District
    1,375,000   5.25%, 06/01/17  (pre-refunded)                                               Aaa/AAA                     1,560,529

                Washington County, Utah
      440,000   5.00%,10/01/18 XLCA  Insured                                                   Aaa/NR                       475,187
      465,000   5.00%,10/01/19 XLCA  Insured                                                   Aaa/NR                       500,996
      490,000   5.00%,10/01/20 XLCA  Insured                                                   Aaa/NR                       524,187
      510,000   5.00%,10/01/21 XLCA  Insured                                                   Aaa/NR                       541,722
      535,000   5.00%,10/01/22 XLCA  Insured                                                   Aaa/NR                       564,703
      565,000   5.00%,10/01/23 XLCA  Insured                                                   Aaa/NR                       592,160
      320,000   5.00%,10/01/24 XLCA  Insured                                                   Aaa/NR                       333,280

                Weber County, Utah School District
      750,000   5.00%, 06/15/18                                                                Aaa/NR                       801,345
      825,000   5.00%, 06/15/20                                                                Aaa/NR                       884,408

                Weber County, Utah School District Series B
    1,485,000   5.00%, 06/15/21                                                                Aaa/NR                     1,558,032

                                                                                                                      -------------
                Total School District                                                                                    16,052,952
                                                                                                                      -------------

                Total General Obligation Bonds                                                                           23,566,343
                                                                                                                      -------------

                Revenue Bonds (81.2%)
                ------------------------------------------------------------------------

                Education (12.3%)
                ------------------------------------------------------------------------

                Salt Lake County, Utah Westminster College Project
      115,000   5.05%, 10/01/10                                                                NR/BBB                       123,297
      100,000   5.50%, 10/01/19                                                                NR/BBB                       103,395
    1,000,000   5.75%, 10/01/27                                                                NR/BBB                     1,031,910

                Southern Utah University Revenue
      375,000   6.30%, 06/01/16                                                                NR/NR*                       391,433

                University of Utah Revenue Refunding, (Biology Research Facilities),
      200,000   5.50%, 04/01/11 MBIA Insured                                                  Aaa/AAA                       212,098

                Utah State Board Regents Dixie State College
      115,000   5.50%, 05/01/13 MBIA Insured                                                  Aaa/AAA                       130,754
      120,000   5.50%, 05/01/14 MBIA Insured                                                  Aaa/AAA                       136,267
      130,000   5.50%, 05/01/15 MBIA Insured                                                  Aaa/AAA                       147,715
      400,000   5.10%, 05/01/21 MBIA Insured                                                  Aaa/AAA                       422,336

                Utah State Board Regents Office Facility Revenue
      450,000   5.05%, 02/01/20 MBIA Insured                                                  Aaa/AAA                       475,029
      360,000   5.125%, 02/01/22 MBIA Insured                                                 Aaa/AAA                       378,234

                Utah State Board Regents Salt Lake Community College
    1,260,000   5.50%, 06/01/16 FSA Insured                                                   Aaa/AAA                     1,406,021

                Utah State Board Regents University Utah-Auxiliary & Campus Revenue
      895,000   5.25%, 04/01/12  MBIA Insured                                                 Aaa/AAA                       981,475
    1,015,000   5.00%, 04/01/20  MBIA Insured                                                 Aaa/AAA                     1,053,793

                Utah State Board Regents University Utah Hospital Revenue
    1,055,000   5.50%, 08/01/16 FSA Insured                                                   Aaa/AAA                     1,179,300
    2,030,000   5.50%, 08/01/17  MBIA Insured                                                 Aaa/AAA                     2,265,257
      905,000   5.00%, 05/01/19 AMBAC Insured                                                 Aaa/AAA                       966,042
    3,595,000   5.00%, 08/01/19  MBIA Insured                                                 Aaa/AAA                     3,794,415

                Weber St. University, Utah Revenue
      100,000   5.25%,04/01/24 FSA Insured                                                     NR/AAA                       105,189

                Weber State University, Utah Revenue Student Facilities System Series A
      300,000   5.10%, 04/01/16                                                                 NR/AA                       325,272
      425,000   5.25%, 04/01/19                                                                 NR/AA                       463,875

                                                                                                                      -------------
                Total Education                                                                                          16,093,107
                                                                                                                      -------------

                Healthcare (2.7%)
                ------------------------------------------------------------------------

                Murray City, Utah Hospital Revenue
      595,000   5.00%, 05/15/22  MBIA Insured                                                 Aaa/AAA                       607,959

                Salt Lake County, Utah Hospital Revenue - IHC Hospitals, Inc.
      500,000   5.50%, 05/15/13  AMBAC Insured                                                Aaa/AAA                       560,005

                Utah County, Utah Hospital Revenue, IHC Health Services
    1,935,000   5.25%, 08/15/21 MBIA Insured   ETM                                            Aaa/AAA                     2,034,130

                Utah State Board Regents Revenue University Utah Hospital Revenue
      310,000   5.00%, 08/01/21 MBIA Insured                                                  Aaa/AAA                       324,000

                                                                                                                      -------------
                Total Healthcare                                                                                          3,526,094
                                                                                                                      -------------

                Housing (4.2%)
                ------------------------------------------------------------------------

                Provo City, Utah Housing Authority
      500,000   5.80%, 07/20/22 GNMA Collateralized                                            Aaa/NR                       522,225

                Utah Housing Corporation Single Family Housing
       70,000   5.25%, 07/01/23 AMT                                                            Aa2/AA                        71,217

                Utah Housing Corporation Single Family Mortgage
      515,000   5.15%, 07/01/23   AMT                                                         Aaa/AAA                       520,995

                Utah State Housing Agency Housing Revenue
      160,000   5.65%, 07/01/27  AMT                                                           Aa2/AA                       165,966

                Utah State Housing Corporation Single Family Housing Revenue
      965,000   5.125%, 07/01/24 AMT                                                          Aa3/AA-                       977,477

                Utah State Housing Finance Agency
       35,000   6.35%, 07/01/12  AMBAC Insured  AMT                                           Aaa/AAA                        35,741
       15,000   6.15%, 07/01/16 Senior Issue A-1                                              Aaa/AAA                        15,473
      175,000   5.30%, 07/01/18  AMT                                                          Aaa/AAA                       179,531
      135,000   5.00%, 07/01/18  AMT                                                          Aaa/AAA                       137,961
      400,000   5.40%, 07/01/20  AMT                                                           Aa2/AA                       412,032
       25,000   6.60%, 07/01/11 Series E-1                                                      NR/AA                        25,588
       30,000   6.35%, 07/01/11 Mezzanine Series G-1                                           AAA/NR                        30,092
      250,000   5.65%, 07/01/16 Series 1994C                                                  Aaa/AAA                       258,298
       95,000   5.40%, 07/01/16  AMT                                                           Aa2/AA                        96,781
      170,000   6.00%, 07/01/17  AMT                                                          Aaa/AAA                       175,387
      945,000   5.50%, 07/01/18  AMT                                                          Aa3/AA-                       987,421
      445,000   5.60%, 07/01/23  AMT                                                           Aa2/AA                       457,206

                West Jordan, Utah Multi-Family Housing
      360,000   6.80%, 01/01/15 FSA Insured                                                   Aaa/AAA                       361,994

                                                                                                                      -------------
                Total Housing                                                                                             5,431,385
                                                                                                                      -------------

                Industrial Development & Pollution Control (0.6%)
                ------------------------------------------------------------------------

                Sandy City, Utah Industrial Development, H Shirley Wright Project,
                Refunding Bonds, LOC Olympus Bank
      250,000   6.125%, 08/01/16                                                               NR/AAA                       253,385

                Utah County Environmental Improvement Revenue
      435,000   5.05%, 11/01/17                                                             Baa1/BBB+                       476,843

                                                                                                                      -------------
                Total Industrial Development & Pollution Control                                                            730,228
                                                                                                                      -------------

                Lease (12.3%)
                ------------------------------------------------------------------------

                Lehi, Utah Municipal Building Lease Revenue, Building Revenue
    1,020,000   5.50%, 06/15/15 AMBAC Insured                                                  Aaa/NR                     1,157,669

                Murray City, Utah Municipal Building Revenue
      520,000   5.05%, 12/01/15 AMBAC Insured                                                  Aaa/NR                       564,777

                Salt Lake County, Utah Municipal Building  Authority, Lease Revenue
      400,000   5.00%, 10/01/11  MBIA Insured (pre-refunded)                                  Aaa/AAA                       440,780
    1,070,000   6.00%, 10/15/14                                                                Aa1/AA                     1,082,123
      100,000   5.40%, 10/01/19  (pre-refunded)                                               Aa1/AA+                       112,473
      320,000   5.40%, 10/15/19  AMBAC Insured                                                Aaa/AAA                       351,891
    3,900,000   5.20%, 10/15/20  AMBAC Insured                                                Aaa/AAA                     4,157,166

                Sandy City, Utah Municipal Building Authority
      700,000   5.60%, 06/15/15 AMBAC Insured                                                  Aaa/NR                       786,016

                Tooele City, Utah Municipal Building Lease Revenue
      250,000   5.60%, 12/01/15  AMBAC Insured                                                Aaa/AAA                       279,683

                Utah County, Utah Municipal Building  Authority, Lease Revenue
      120,000   5.50%, 11/01/16  AMBAC Insured                                                 Aaa/NR                       134,280
      240,000   5.50%, 11/01/17  AMBAC Insured                                                 Aaa/NR                       267,924

                Utah State Building Ownership Authority
    1,350,000   5.25%, 05/15/20  FSA Insured                                                  Aaa/AAA                     1,439,357
    1,080,000   5.00%, 05/15/25                                                               Aa1/AA+                     1,115,748

                Washington County - Saint George, Utah Interlocal Agency Revenue
    1,000,000   5.125%, 12/01/17 AMBAC Insured                                                 NR/AAA                     1,063,550
      100,000   5.125%, 12/01/22 AMBAC Insured                                                 NR/AAA                       102,950

                Weber County, Utah Municipal Building Lease Revenue
    1,500,000   5.75%, 12/15/19 MBIA Insured                                                  Aaa/AAA                     1,659,645

                West Bountiful, Utah Courthouse Revenue
      410,000   5.00%, 05/01/19                                                                 NR/A-                       445,465

                West Valley City, Utah
      865,000   5.00%, 08/01/21 AMBAC Insured                                                 Aaa/AAA                       908,916

                                                                                                                      -------------
                Total Lease                                                                                              16,070,413
                                                                                                                      -------------

                Tax Revenue  (26.8%)
                ------------------------------------------------------------------------

                Bluffdale, Utah Sales Tax Revenue
    2,110,000   5.50%, 08/01/23                                                                NR/NR*                     2,200,751

                Bountiful, Utah Special Improvement District Special Assessment Revenue
      203,000   5.00%, 06/01/14                                                                NR/NR*                       201,605
      213,000   5.15%, 06/01/15                                                                NR/NR*                       211,950
      224,000   5.30%, 06/01/16                                                                NR/NR*                       222,065
      236,000   5.50%, 06/01/17                                                                NR/NR*                       235,981
      249,000   5.65%, 06/01/18                                                                NR/NR*                       250,155

                Brian Head, Utah Special Service Improvement District Revenue
      455,000   5.35%, 11/01/12                                                                NR/NR*                       474,351

                Cache County, Utah Sales Tax Revenue
      500,000   5.00%, 12/15/14  FGIC Insured                                                 Aaa/AAA                       549,270
      670,000   5.00%, 12/15/16  FGIC Insured                                                 Aaa/AAA                       728,089
      600,000   5.00%, 12/15/17  FGIC Insured                                                 Aaa/AAA                       646,314
      510,000   5.00%, 12/15/18  FGIC Insured                                                 Aaa/AAA                       543,838
      830,000   5.00%, 12/15/19  FGIC Insured                                                 Aaa/AAA                       883,875

                Clearfield, Utah  Sales Tax Revenue
      590,000   5.00%, 07/01/18  FGIC Insured                                                 Aaa/AAA                       634,020
      620,000   5.00%, 07/01/19  FGIC Insured                                                 Aaa/AAA                       662,476
      650,000   5.00%, 07/01/20  FGIC Insured                                                 Aaa/AAA                       689,617

                Coral Canyon, Utah Special Service District
      110,000   5.00%, 07/15/13                                                                NR/NR*                       113,542
      250,000   5.50%, 07/15/18                                                                NR/NR*                       256,450

                Davis County, Utah Sales Tax Revenue
    1,470,000   5.15%, 10/01/18    AMBAC Insured                                               NR/AAA                     1,592,730

                Jordanelle, Utah Special Service District
      186,000   5.00%, 11/15/14                                                                NR/NR*                       188,124
      196,000   5.10%, 11/15/15                                                                NR/NR*                       198,232
      206,000   5.20%, 11/15/16                                                                NR/NR*                       207,730
      216,000   5.30%, 11/15/17                                                                NR/NR*                       217,810
      228,000   5.40%, 11/15/18                                                                NR/NR*                       229,906
      240,000   5.50%, 11/15/19                                                                NR/NR*                       242,002
      253,000   5.60%, 11/15/20                                                                NR/NR*                       254,827
      268,000   5.70%, 11/15/21                                                                NR/NR*                       269,930
      283,000   5.80%, 11/15/22                                                                NR/NR*                       285,035
      299,000   6.00%, 11/15/23                                                                NR/NR*                       301,138

                Jordanelle, Utah Special Service Improvement District
      360,000   8.00%, 10/01/11                                                                NR/NR*                       380,599

                Lehi, Utah Sales Tax
      610,000   5.00%, 06/01/21 FSA Insured                                                   Aaa/AAA                       648,375
      790,000   5.00%, 06/01/24 FSA Insured                                                   Aaa/AAA                       823,757

                Mountain Regional Water District, Utah Special Assessment Revenue
    2,000,000   7.00%, 12/01/18                                                                NR/NR*                     2,001,880

                Mountain Regional Water, Utah Special Service District
    2,000,000   5.00%, 12/15/20  MBIA Insured                                                 Aaa/AAA                     2,127,160

                Orem, Utah Special Assessment Revenue
       96,000   5.00%, 08/01/15                                                                NR/NR*                        97,115
      101,000   5.15%, 08/01/16                                                                NR/NR*                       101,884
      106,000   5.30%, 08/01/17                                                                NR/NR*                       107,372
      112,000   5.50%, 08/01/18                                                                NR/NR*                       114,607
      118,000   5.65%, 08/01/19                                                                NR/NR*                       121,460

                Pleasant Grove City, Utah Sales Tax Revenue
      410,000   5.25%, 12/01/17  MBIA Insured                                                 Aaa/AAA                       454,674

                Salt Lake City, Utah Sales Tax Revenue
      490,000   5.25%, 02/01/12                                                                NR/AAA                       551,338
      265,000   5.25%, 02/01/13                                                                NR/AAA                       296,530
    1,320,000   5.25%, 02/01/15                                                                NR/AAA                     1,452,779
      100,000   5.25%, 02/01/17                                                                NR/AAA                       109,388

                Sandy City, Utah Sales Tax Revenue
      520,000   5.00%, 09/15/18  AMBAC Insured                                                 NR/AAA                       553,987
      605,000   5.00%, 09/15/20  AMBAC Insured                                                 NR/AAA                       639,068

                South Jordan, Utah Municipal Building Authority Revenue
      290,000   5.375%,10/01/20 AMBAC Insured                                                  NR/AAA                       317,246

                South Jordan, Utah Sales Tax
      570,000   5.00%, 08/15/15 AMBAC Insured                                                 Aaa/AAA                       615,589

                South Jordan, Utah Special Assignment
    1,000,000   6.875%, 11/01/17                                                               NR/NR*                     1,023,050

                South Weber City, Utah
      525,000   5.00%, 01/15/24 MBIA Insured                                                  Aaa/AAA                       545,501

                Utah Water Finance Agency Revenue
      775,000   5.10%, 07/01/18 AMBAC Insured                                                  Aaa/NR                       829,079
      510,000   5.00%, 07/01/18 AMBAC Insured                                                  Aaa/NR                       546,103
      260,000   5.00%, 06/01/19 MBIA Insured                                                  Aaa/AAA                       270,452
      685,000   5.00%, 07/01/19 AMBAC Insured                                                  Aaa/NR                       731,929

                Wasatch County, Utah Building Authority
      130,000   5.00%, 10/01/15                                                                 A3/NR                       137,519
      135,000   5.00%, 10/01/16                                                                 A3/NR                       142,808

                Wasatch County, Utah Sales Tax Revenue
      205,000   5.00%, 12/01/16  AMBAC Insured                                                Aaa/AAA                       222,702
      210,000   5.00%, 12/01/17  AMBAC Insured                                                Aaa/AAA                       226,147
      225,000   5.00%, 12/01/18  AMBAC Insured                                                Aaa/AAA                       240,030

                Washington City, Utah Sales Tax Revenue
      680,000   5.25%, 11/15/17  AMBAC Insured                                                Aaa/AAA                       753,100

                Weber County Utah Sales Tax Revenue
      385,000   5.00%, 07/01/23 AMBAC Insured                                                  Aaa/NR                       403,006

                West Valley City, Utah Sales Tax Revenue
      800,000   5.50%, 07/15/17  MBIA Insured                                                 Aaa/AAA                       889,632
      250,000   5.00%, 07/15/20 AMBAC Insured                                                 Aaa/AAA                       264,670
      180,000   5.00%, 07/15/21 MBIA Insured                                                  Aaa/AAA                       188,622
    1,400,000   6.00%, 03/01/24                                                                 NR/A-                     1,478,260

                Woodland Hills, Utah Special Assessment Revenue
       93,000   5.50%, 08/01/09                                                                NR/NR*                        95,283
      221,000   5.50%, 08/01/10                                                                NR/NR*                       227,405
      233,000   5.50%, 08/01/11                                                                NR/NR*                       240,733
      246,000   5.50%, 08/01/12                                                                NR/NR*                       253,865
      261,000   5.50%, 08/01/13                                                                NR/NR*                       269,258

                                                                                                                      -------------
                Total Tax Revenue                                                                                        34,985,775
                                                                                                                      -------------

                Transportation (0.9%)
                ----------------------------------------------------------------

                Utah Transit Authority Sales Tax & Transportation Revenue
    1,000,000   5.40%, 12/15/16 FSA Insured                                                    NR/AAA                     1,097,380
      100,000   5.00%, 06/15/21 FSA Insured                                                   Aaa/AAA                       105,634
                                                                                                                     --------------
                Total Transportation                                                                                      1,203,014
                                                                                                                      -------------

                Utility (9.6%)
                ----------------------------------------------------------------

                Heber, Utah Electric Light & Power Co. Revenue
      500,000   5.00%,12/15/22  FSA Insured                                                    Aaa/NR                       525,334

                Intermountain Power Agency Utilities Light & Power Service, Utah
      450,000   5.00%, 07/01/12 MBIA Insured  ETM                                             Aaa/AAA                       452,979
    1,470,000   5.25%, 07/01/15 MBIA Insured                                                  Aaa/AAA                     1,615,148
       90,000   5.00%, 07/01/16                                                                 A1/A+                        93,684
      425,000   5.00%, 07/01/18 FSA Insured                                                   Aaa/AAA                       455,086
    1,380,000   5.00%, 07/01/19 MBIA Insured                                                  Aaa/AAA                     1,449,331
    2,415,000   5.00%, 07/01/21                                                                 A1/A+                     2,478,539
      445,000   5.00%, 07/01/23 FSA Insured                                                   Aaa/AAA                       455,622

                Manti City, Utah Electric System Revenue
      603,000   5.75%, 02/01/17                                                                NR/NR*                       619,384

                Murray City, Utah Utility Electric Revenue
      400,000   5.625%, 06/01/18 AMBAC Insured                                                 Aaa/NR                       442,552

                Salem, Utah Electric Revenue
      125,000   5.30%, 11/01/07                                                                NR/NR*                       132,695
      130,000   5.35%, 11/01/08                                                                NR/NR*                       139,971
      140,000   5.40%, 11/01/09                                                                NR/NR*                       151,315

                Southern Utah Valley Power System Revenue
      210,000   5.25%, 09/15/13 MBIA Insured                                                   NR/AAA                       236,378
      225,000   5.25%, 09/15/14 MBIA Insured                                                   NR/AAA                       252,929
      235,000   5.25%, 09/15/15 MBIA Insured                                                   NR/AAA                       262,613
      185,000   5.125%, 09/15/21 MBIA Insured                                                  NR/AAA                       196,069

                Springville, Utah Electric Revenue
      550,000   5.60%, 03/01/09                                                               Baa1/NR                       596,992

                Utah Assessed Municipal Power System Revenue
      790,000   5.25%, 12/01/09                                                                 NR/A-                       866,764
    1,000,000   5.00%, 04/01/21  FSA Insured                                                  Aaa/AAA                     1,054,430

                                                                                                                      -------------
                Total Utility                                                                                            12,477,815
                                                                                                                      -------------

                Water and Sewer (11.8%)
                ----------------------------------------------------------------

                Ashley Valley, Utah
      310,000   9.50%, 01/01/08 AMBAC Insured                                                 Aaa/AAA                       342,454

                Eagle Mountain, Utah Water and Sewer
      750,000   5.80%, 11/15/16 ACA Insured                                                      NR/A                       808,515

                Granger and Hunter, Utah Improvement District Water and Sewer
      350,000   5.00%, 03/01/18 FSA Insured                                                    Aaa/NR                       364,080

                Murray City, Utah Sewer and Water Revenue
      465,000   5.00%, 10/01/17  AMBAC Insured                                                 Aaa/NR                       503,837
      390,000   5.00%, 10/01/18  AMBAC Insured                                                 Aaa/NR                       418,291
      440,000   5.00%, 10/01/19  AMBAC Insured                                                 Aaa/NR                       470,888

                North Davis County, Utah Sewer District
    1,330,000   5.375%, 03/01/18 AMBAC Insured  (pre-refunded)                                 Aaa/NR                     1,519,352
    1,350,000   5.00%, 03/01/21 AMBAC Insured                                                  Aaa/NR                     1,429,920
      150,000   5.125%, 03/01/22  AMBAC Insured  (pre-refunded)                                Aaa/NR                       168,900

                Riverton, Utah Water Revenue
      100,000   5.35%, 09/01/15 FGIC Insured  (pre-refunded)                                   Aaa/NR                       113,149

                Salt Lake City, Utah Metropolitan Water Revenue
    1,200,000   5.375%, 07/01/24 AMBAC Insured (pre-refunded)                                 Aaa/AAA                     1,346,952
      125,000   5.375%, 07/01/29 AMBAC Insured (pre-refunded)                                 Aaa/AAA                       140,307

                Salt Lake City, Utah Water and Sewer Revenue
      500,000   5.75%, 02/01/13  AMBAC Insured                                                Aaa/AAA                       506,345
      675,000   5.00%, 02/01/19 FSA Insured                                                   Aaa/AAA                       723,796
      845,000   5.00%, 02/01/20 FSA Insured                                                   Aaa/AAA                       899,334

                Salt Lake & Sandy, Utah Water District
    1,000,000   5.00%, 07/01/20 AMBAC Insured                                                  Aaa/NR                     1,066,640

                Spanish Fork City, Utah Water Revenue
      195,000   5.50%, 06/01/17 FSA Insured                                                    Aaa/NR                       218,343
       55,000   5.50%, 06/01/17 FSA Insured (pre-refunded)                                     Aaa/NR                        63,527

                Utah Water Finance Agency Revenue
      100,000   5.00%, 06/01/14  MBIA Insured                                                 Aaa/AAA                       106,337
      200,000   5.25%, 07/01/16  AMBAC Insured                                                 Aaa/NR                       221,678
      250,000   5.375%, 09/01/17  AMBAC Insured                                                Aaa/NR                       279,705
      310,000   5.00%, 10/01/17 AMBAC Insured                                                  Aaa/NR                       333,433
      500,000   5.25%, 10/01/18  AMBAC Insured                                                 Aaa/NR                       551,725
      465,000   5.00%, 10/01/20 AMBAC Insured                                                  Aaa/NR                       491,314
      285,000   5.30%, 10/01/23  MBIA Insured                                                 Aaa/AAA                       305,577
      450,000   5.40%, 10/01/24  AMBAC Insured                                                Aaa/AAA                       476,568
      250,000   5.50%, 10/01/29  AMBAC Insured                                                Aaa/AAA                       266,807

                Weber-Box Elder, Utah Conservation District Water Revenue
      200,000   6.45%, 11/01/14  (pre-refunded)                                               Baa3/NR                       237,306
      200,000   6.50%, 11/01/19  (pre-refunded)                                               Baa3/NR                       237,856
      335,000   6.90%, 11/01/20  (pre-refunded)                                               Baa3/NR                       405,782

                White City, Utah  Water Improvement
      300,000   5.90%, 02/01/22 AMBAC Insured                                                 Aaa/AAA                       318,390

                                                                                                                      -------------
                Total Water and Sewer                                                                                    15,337,108
                                                                                                                      -------------


                Total Revenue Bonds                                                                                     105,854,939
                                                                                                                      -------------

                Total Investments  (cost $124,409,721**)                                        99.2%                   129,421,282

                Other assets less liabilities                                                    0.8                        987,532
                                                                                            ---------              ----------------

                Net Assets                                                                     100.0%                  $130,408,814

                                                                                            =========                  ============

               * Any security not rated (NR) by either credit rating service must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

               **   See note b.


                           PORTFOLIO ABBREVIATIONS:
               ACA     - ACA Financial Guaranty Corp.
               AMBAC   - American Municipal Bond Assurance Corp.
               AMT     - Alternative Minimum Tax
               ETM     - Escrowed to Maturity
               FGIC    - Financial Guaranty Insurance Co.
               FSA     - Financial Security Assurance
               GNMA    - Government National Mortgage Association
               LOC     - Letter of Credit
               MBIA    - Municipal Bond Investors Assurance
               NR      - Not Rated
               XLCA    - XL Capital Assurance


===============================================================================
                          NOTES TO FINANCIAL STATEMENTS

                             TAX-FREE FUND FOR UTAH

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $124,374,397 amounted to $5,046,885, which consisted of aggregate gross unrealized appreciation of $5,151,976 and aggregate gross unrealized depreciation of $105,091.








Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Lacy B. Herrmann
      --------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, Trustee and President
      November 29, 2004

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2004